Note 16 - Fair Value Measurements - Reconciliation and Income Statement Classification of Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of year	$ 1,868	$ 1,132	$ 1,061
Capitalized servicing rights – new loan sales	258	628	690
Disposals (amortization based on loan payments and payoffs)	(192)	(187)	(326)
Change in fair value	437	295	(293)
Balance at end of year	2,371	1,868	1,132
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	1,868	1,132	1,061
Capitalized servicing rights – new loan sales	258	628	690
Disposals (amortization based on loan payments and payoffs)	(192)	(187)	(326)
Change in fair value	437	295	(293)
Balance at end of year	$ 2,371	$ 1,868	$ 1,132